Leases	12 Months Ended
Feb. 24, 2018
Leases [Abstract]
Leases
LEASES

The Company leases certain retail stores, distribution centers, office facilities, and equipment from third parties. The typical lease period is 15 to 20 years with renewal options for varying terms and, to a limited extent, options to purchase. Certain leases contain percent rent based on sales, escalation clauses or payment of executory costs such as property taxes, utilities, insurance and maintenance.
Future minimum lease payments to be made by the Company for non-cancelable operating lease and capital lease obligations as of February 24, 2018 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2018	$798.6	$184.6
2019	793.5	171.1
2020	705.5	152.9
2021	624.2	136.1
2022	543.5	124.2
Thereafter	3,505.6	630.5
Total future minimum obligations	$6,970.9	1,399.4
Less interest		(534.8)
Present value of net future minimum lease obligations		864.6
Less current portion		(102.1)
Long-term obligations		$762.5

The Company subleases certain property to third parties. Future minimum tenant rental income under these non-cancelable operating leases as of February 24, 2018 was $359.7 million.

Rent expense and tenant rental income under operating leases consisted of the following (in millions):

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Minimum rent	$831.6	$792.2	$759.6
Contingent rent	12.0	13.4	21.5
Total rent expense	843.6	805.6	781.1
Tenant rental income	(98.8)	(89.3)	(89.3)
Total rent expense, net of tenant rental income	$744.8	$716.3	$691.8